LOANS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 2,867	$ 2,674
Current loans	305,625	289,688
Total loans	308,492	292,362
Accruing Loans 90 or more days past due	247	117
30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	1,420	1,141
90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	1,447	1,533
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,262	1,771
Current loans	178,355	163,891
Total loans	180,617	165,662
Commercial Real Estate [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	1,246	708
Commercial Real Estate [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	1,016	1,063
Commercial Real Estate [Member] | Residential ADC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current loans	2,463	2,625
Total loans	2,463	2,625
Commercial Real Estate [Member] | Commercial ADC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,248	1,063
Current loans	22,335	17,672
Total loans	24,583	18,735
Commercial Real Estate [Member] | Commercial ADC [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	1,232
Commercial Real Estate [Member] | Commercial ADC [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	1,016	1,063
Commercial Real Estate [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current loans	3,826	2,615
Total loans	3,826	2,615
Commercial Real Estate [Member] | Mulitfamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		171
Current loans	11,980	11,304
Total loans	11,980	11,475
Commercial Real Estate [Member] | Mulitfamily [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		171
Commercial Real Estate [Member] | Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		468
Current loans	69,686	71,500
Total loans	69,686	71,968
Commercial Real Estate [Member] | Owner Occupied [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		468
Commercial Real Estate [Member] | Non-owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	14	69
Current loans	68,065	58,175
Total loans	68,079	58,244
Commercial Real Estate [Member] | Non-owner Occupied [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	14	69
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	85	59
Current loans	43,695	43,148
Total loans	43,780	43,207
Commercial [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	29	15
Commercial [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	56	44
Commercial [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	85	59
Current loans	41,850	43,013
Total loans	41,935	43,072
Commercial [Member] | Commercial and Industrial [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	29	15
Commercial [Member] | Commercial and Industrial [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	56	44
Commercial [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current loans	209	83
Total loans	209	83
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current loans	1,636	52
Total loans	1,636	52
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	152	311
Current loans	44,546	47,077
Total loans	44,698	47,388
Residential Mortgage [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	24	53
Residential Mortgage [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	128	258
Residential Mortgage [Member] | First Lien Closed-End [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	152	311
Current loans	43,659	45,837
Total loans	43,811	46,148
Residential Mortgage [Member] | First Lien Closed-End [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	24	53
Residential Mortgage [Member] | First Lien Closed-End [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	128	258
Residential Mortgage [Member] | Junior Lien Closed-End [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current loans	887	1,240
Total loans	887	1,240
Home Equity Lines [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	358	400
Current loans	34,761	31,683
Total loans	35,119	32,083
Accruing Loans 90 or more days past due	247	117
Home Equity Lines [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	111	274
Home Equity Lines [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	247	126
Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	10	133
Current loans	4,268	3,889
Total loans	4,278	4,022
Consumer - Other [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 10	91
Consumer - Other [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		$ 42